SUBSEQUENT EVENTS	12 Months Ended
May 31, 2020
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

On September 2, 2021, the Company issued a convertible promissory note for proceeds of $25,000. The note matures on December 2, 2021 and accrues interest at 8% per annum. The note is convertible in common stock at $0.01 per share. The note has not yet been paid and has the default interest rate of 15% per annum.

On November 12, 2021, the holders forgave the balances of certain convertibles notes issued on May 6, 2017, August 4, 2017, and October 6, 2017 amounting to $33,500.

On November 12, 2021, the holders of certain convertibles notes issued on July ,13, 2018, March 23, 2018, December 31,2018 and February 15, 2019 assigned their balances to a new note holder. On the same date the new noteholder issued new notes in replacement of the assigned notes. Under the new notes the conversion feature was removed, the balances carry no interest and are due upon 10 days written notice.

Subsequent to year end, the Company issued various convertible notes amounting to $52,500 for general operating purposes. The notes carry a 10% interest rate and are due upon 10 days written notice.